Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010
Net loss	$ (531,017)	$ (325,940)	$ (1,484,458)	$ (923,197)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	27,000	11,310	62,957	71,993
Debt discount and deferred financing cost amortization		56,161	266,023	1,170
Non-cash interest expense			37,400
Warranty provision	2,134		1,534
Inventory obsolescence				63,094
Share-based compensation	196,302	38,975	188,311	5,521
Non-cash inventory reserve reduction	(3,650)		(32,062)
Impairment of patents and inventory		14,242	28,616	346,905
Startup costs paid by subordinated note				250,000
Accounts receivable				29,910
Prepaid expenses and other assets	45,250	87	(46,943)	(18,028)
Inventories	(130,413)		(241,000)	338,070
Accounts payable	36,645	(48,050)	16,520	143,008
Deferred officer compensation	56,100	52,500	224,400
Warranty settlements	(1,442)			(3,557)
Accrued liabilities	(1,869)	(12,885)	(13,817)	(47,282)
Net cash (used in) provided by operating activities	(304,960)	(213,600)	(992,519)	257,607
Capital expenditures for equipment	(3,344)	(9,941)	(140,561)	(8,322)
Patent costs paid	(2,852)		(40,987)	(19,661)
Net cash used in investing activities	(6,196)	(9,941)	(181,548)	(27,983)
Proceeds from sale of common stock and warrants			1,000,000
Offering costs paid			(43,554)
Proceeds from sale of 8% subordinated notes				450,000
Payments on 8% subordinated notes			(30,000)
Proceeds from exercise of warrants			300,000
Proceeds from exercise of stock options	153,750
Subordinated notes financing costs				(2,766)
Net change in investment from LRAD Corporation				(237,473)
Net cash provided by financing activities	153,750		1,226,446	209,761
Net increase in cash and cash equivalents	(157,406)	(223,541)	52,379	439,385
Cash and cash equivalents, beginning of year	491,764	439,385	439,385
Cash and cash equivalents, end of year	334,358	215,844	491,764	439,385
Interest paid			5,112
Income taxes paid			800
Non-cash investing and financing activities:
Technology purchased from related party for common stock and obligation to pay $250,000 (Note 9)	1,225,000
Purchase of tooling through issuance of stock options			20,000
Issuance of common stock upon warrant exercise in exchange for reduction in 8% subordinated notes			420,000
Issuance of common stock in exchange for reduction in 8% subordinated notes			287,674
Issuance of 8% subordinated notes to related party to reimburse startup costs				250,000
Debt discount recorded in connection with issuance of subordinated notes				264,427
Net book value of assets received from LRAD Corporation as a dividend				$ 454,006